Right-of-use assets and lease liabilities - Schedule of Lease Liabilities (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Lease liability balance at January 1,	SFr 347.5	SFr 228.9
thereof current	59.1	38.7
thereof non-current	288.5	190.3
Payments	(65.9)	(51.3)
Interest expenses paid	(21.3)	(15.2)
Disposals	(0.1)	(0.2)
Additions	281.4	153.7
Lease modification	6.0	5.4
Accrued interest	21.3	15.2
Exchange differences	(47.4)	10.9
Lease liability balance at December 31,	521.5	347.5
thereof current	59.1	38.7
thereof non-current	SFr 288.5	SFr 190.3